WESTCORE TRUST

Supplement dated October 8, 2012 to the Westcore Equity and Bond Funds Prospectus, Westcore MIDCO Growth Fund Summary Prospectus and Westcore Select Fund Summary Prospectus each dated April 30, 2012

William S. Chester, CFA, Portfolio Manager and Co-Director of Mid-Cap Growth Research, has announced his retirement from Denver Investments and will transition his research and portfolio management responsibilities for the Westcore MIDCO Growth Fund and Westcore Select Fund (“Funds”), effective October 31, 2012. He will remain involved with the team as a research resource until he leaves the firm on March 31, 2013. Mitch S. Begun, CFA, will continue as the Director of Mid-Cap Growth Research.

Mitch S. Begun and F. Wiley Reed, as lead portfolio managers, will be responsible for the day-to-day management of the Funds. The existing team of portfolio managers and analysts will continue to play an integral role in the decision-making process.

Prospectus

Effective October 31, 2012, the following paragraph replaces the paragraph regarding the Westcore MIDCO Growth Fund on page 70 in the section titled “Management of the Funds.”

Westcore MIDCO Growth Fund

The Westcore MIDCO Growth Fund (the “Fund”) is managed by Mr. Mitch S. Begun, CFA, Lead Portfolio Manager and Director of Mid-Cap Growth Research, Mr. F. Wiley Reed, CFA, Lead Portfolio Manager, Mr. Adam C. Bliss, Portfolio Manager, Mr. Brian C. Fitzsimons, CFA, Portfolio Manager, and Mr. Jeffrey J. Loehr, CFA, Portfolio Manager, who are all members of the Mid-Cap Growth Research Team (“Mid-Cap Growth Team”). Each portfolio manager is assigned specific industries to focus their research efforts. Any Mid-Cap Growth Team member may recommend purchase and sell decisions. The recommendation is then reviewed by the Lead Portfolio Managers to determine whether it is compatible with the Fund’s investment objective. The Lead Portfolio Managers will generally reach a joint decision to buy or sell a security, however, Mr. Begun, as Director of Mid-Cap Growth Research, has ultimate responsibility for the final decision to buy or sell a security.

Effective October 31, 2012, the following paragraph replaces the paragraph regarding the Westcore Select Fund on page 70 in the section titled “Management of the Funds.”

Westcore Select Fund

The Westcore Select Fund (the “Fund”) is managed by Mr. Mitch S. Begun, CFA, Lead Portfolio Manager and Director of Mid-Cap Growth Research, Mr. F. Wiley Reed, CFA, Lead Portfolio Manager, Mr. Adam C. Bliss, Portfolio Manager, Mr. Brian C. Fitzsimons, CFA, Portfolio Manager, and Mr. Jeffrey J. Loehr, CFA, Portfolio Manager, who are all members of the Mid-Cap Growth Research Team (“Mid-Cap Growth Team”). Each portfolio manager is assigned specific industries to focus their research efforts. Any Mid-Cap Growth Team member may recommend purchase and sell decisions. The recommendation is then reviewed by the Lead Portfolio Managers to determine whether it is compatible with the Fund’s investment objective. The Lead Portfolio Managers will generally reach a joint decision to buy or sell a security, however, Mr. Begun, as Director of Mid-Cap Growth Research, has ultimate responsibility for the final decision to buy or sell a security.

Effective October 31, 2012, the paragraph relating to Mr. Chester on page 71 in the section titled “Management of the Funds” is hereby deleted.

Effective October 31, 2012, the following paragraph replaces the paragraph relating to Mr. Begun on page 71 in the section titled “Management of the Funds”.

Mitch S. Begun, CFA is a Lead Portfolio Manager of Westcore MIDCO Growth Fund and Westcore Select Fund beginning October 31, 2012 and has been a Portfolio Manager of the Westcore MIDCO Growth Fund since April 29, 2008 and Westcore Select Fund since April 30, 2010. Mr. Begun served as the Co-Director of Mid-Cap Growth Research beginning April 30, 2010. He is also a Partner and Portfolio Manager at Denver Investments and is the Director of Mid-Cap Growth Research. Prior to joining the firm in 2003, Mr. Begun worked as an Equity Research Associate at Raymond James & Associates. Mr. Begun received a BSBA from the University of North Carolina at Chapel Hill. He is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Effective October 31, 2012, the following paragraph replaces the paragraph relating to Mr. Reed on page 71 in the section titled “Management of the Funds”.

F. Wiley Reed, CFA is a Lead Portfolio Manager of Westcore MIDCO Growth Fund and Westcore Select Fund beginning October 31, 2012 and has been a Portfolio Manager of the Westcore MIDCO Growth Fund since June 1, 2005 and Westcore Select Fund since April 30, 2010. He is also a Partner and Portfolio Manager at Denver Investments and is an Analyst on the Mid-Cap Growth Research Team. Prior to joining the firm’s Mid-Cap Growth Team in 1998, Mr. Reed co-managed Small-Cap Growth Investments for high net worth individuals at Denver Investments for two years. Mr. Reed received a BS from Wake Forest University and an MS from Carnegie Mellon University. He is a CFA charterholder and a member of the CFA Institute and the CFA Society of Colorado.

Summary Prospectus/Summary Sections

The following changes will become effective October 31, 2012 in the section titled Name(s) of Portfolio Manager(s) and Title(s) for Westcore MIDCO Growth Fund.

Information regarding William S. Chester, CFA, is hereby deleted.

Titles for Mitch S. Begun, CFA, are, Partner, Director of Mid-Cap Growth Research – Denver Investments; Lead Portfolio Manager of the Fund.

Titles for F. Wiley Reed, CFA, are, Partner, Mid-Cap Growth Research Analyst – Denver Investments; Lead Portfolio Manager of the Fund.

The following changes will become effective October 31, 2012 in the section titled Name(s) of Portfolio Manager(s) and Title(s) for Westcore Select Fund.

Information regarding William S. Chester, CFA, is hereby deleted.

Titles for Mitch S. Begun, CFA, are, Partner, Director of Mid-Cap Growth Research – Denver Investments; Lead Portfolio Manager of the Fund.

Titles for F. Wiley Reed, CFA, are, Partner, Mid-Cap Growth Research Analyst – Denver Investments; Lead Portfolio Manager of the Fund.

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